Assets Held for Sale - Assets Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Assets Held For Sale [line items]
Total assets held for sale	$ 0.0	$ 40.0
APP [Member]
Assets Held For Sale [line items]
Total assets held for sale	$ 0.0	$ 40.0